Inventory (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Inventory, Current [Table Text Block]
	July 31,	January 31,
	2013	2013

Finished goods	$190,545	$115,709
Raw materials	184,709	120,441

Total inventory	$375,254	$236,150

January 31,	2013	2012

Finished goods - Underwear	$115,709	$51,463
Raw materials	120,441	17,377

Total inventory	$236,150	$68,840